Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum operating lease payments
Future minimum operating lease payments are as follows, not including the variable portion of contingent leases and Arlington’s contingent licensing agreements (in thousands):

Year Ended December 31,
2013	$8,079
2014	6,314
2015	5,680
2016	3,884
2017	2,755
Thereafter	7,024
Total	$33,736